Private Placement (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	May 30, 2023
Private Placement [Line Items]
Private placement warrant (in Dollars)	$ 7,650,000
Business Combination [Member]
Private Placement [Line Items]
Redeem percentage		100.00%
Private Placement Warrants [Member]
Private Placement [Line Items]
Number of warrants issued		7,650,000
Exercise price (in Dollars per share)		$ 11.5	$ 11.5
Stock price per shares (in Dollars per share)		$ 1	$ 1
Private placement warrant (in Dollars)		$ 7,650,000
Exercisable closing years		30 days
Exercisable closing years		5 years
Private Placement Warrants [Member] | Cantor Fitzgerald & Co [Member]
Private Placement [Line Items]
Number of warrants issued		1,650,000
Private Placement Warrants [Member] | Sponsor [Member]
Private Placement [Line Items]
Number of warrants issued		6,000,000
Class A Ordinary Shares [Member]
Private Placement [Line Items]
Number of shares		1
Exercise price (in Dollars per share)		$ 11.5
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Number of warrants issued			1